Revenue - Net Investments in Direct Financing Leases (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2013 vessel m³	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)
Capital Leased Assets [Line Items]
Total minimum lease payments to be received	$ 897,130,000			$ 568,710,000
Estimated unguaranteed residual value of leased properties	291,098,000			194,965,000
Initial direct costs	328,000			361,000
Less unearned revenue	(613,394,000)			(268,046,000)
Total net investments in direct financing leases	575,163,000			495,990,000
Less current portion	(12,635,000)			(9,884,000)
Net investments in direct financing leases	562,528,000			$ 486,106,000
2019	64,200,000
2020	64,300,000
2021	64,200,000
2022	64,200,000
2023	64,000,000
Thereafter	$ 576,200,000
Teekay Tangguh Joint Venture
Capital Leased Assets [Line Items]
Term of charter contract (in years)	20 years
Awilco LNG Carriers
Capital Leased Assets [Line Items]
Charter contract extension, period (in years)		1 year
Bahrain Spirit
Capital Leased Assets [Line Items]
Term of charter contract (in years)	21 years
Awilco LNG Carriers
Capital Leased Assets [Line Items]
Number of vessels | vessel		2
Volume of vessels (in cubic meter) | m³		155,900
Vessel One | Awilco LNG Carriers
Capital Leased Assets [Line Items]
Operating lease arrangement period, lessor (in years)		5 years
Vessel Two | Awilco LNG Carriers
Capital Leased Assets [Line Items]
Operating lease arrangement period, lessor (in years)		4 years
Minimum
Capital Leased Assets [Line Items]
Charter contract extension, period (in years)	3 years
Minimum | Forecast | Awilco LNG Carriers
Capital Leased Assets [Line Items]
Deferred rent receivables, net (per day)			$ 10,600
Maximum
Capital Leased Assets [Line Items]
Charter contract extension, period (in years)	15 years
Maximum | Forecast | Awilco LNG Carriers
Capital Leased Assets [Line Items]
Deferred rent receivables, net (per day)			$ 20,600